Consolidated Statements of Comprehensive (Loss) Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net income	¥ 806,525	$ 115,333	¥ 1,039,573	¥ 1,951,695
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment	(245,615)	(35,122)	132,248	20,414
Comprehensive income	560,910	80,211	1,171,821	1,972,109
Less: comprehensive income (loss) attributed to the non-controlling interest	(7,505)	(1,073)	5,111	357
Comprehensive income attributable to Hello Group Inc.	¥ 568,415	$ 81,284	¥ 1,166,710	¥ 1,971,752